3. EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Equipment
	As of September 30, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	39,311	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(31,629)	(18,989)
Total Property and Equipment, net	$55,953	$66,104